DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF COMPONENTS OF INCOME FROM DISCONTINUED OPERATIONS

The following table presents financial results from discontinued operations, net of income taxes in our consolidated statements of operation and comprehensive income for the period indicated:

	For the Years Ended
	December 31,
	2022	2021	2020

Revenues, net	993,770	-	-
Cost of revenues	(478,516)	-	-
Gross profit	515,254	-	-

Operating expenses
Selling, general and administrative expenses	(136,286)	-	-
Impairment loss	(258,760)	-	-
Total operating expenses	(395,046)	-	-

Income from discontinued operations before income taxes	120,208	-	-
Income tax expense	(41,580)	-	-
Income from discontinued operations, net of income taxes	78,628	-	-
Net loss from discontinued operations attributable to noncontrolling interests	(9,895)	-	-
Income from discontinued operations attributable to SYLA Technologies Co., Ltd.	88,523	-	-

The following table presents the aggregate carrying amounts of the assets and liabilities of discontinued operations of the mining machine business in the consolidated balance sheets as of the date indicated:

	As of December 31,
	2022	2021
ASSETS OF DISCONTINUED OPERATIONS
Current assets
Accounts receivable	2,762	-
Inventories	66,828	51,748
Other current assets	11,437	-
Property, plant and equipment, net	25,713	-
Intangible assets, net	154,574	-
Goodwill	8,046	-
Total current assets	269,360	51,748

Non-current assets
Intangible assets, net	-	171,749
Goodwill	-	8,046
Total non-current assets	-	179,795

Total assets of discontinued operations, gross	269,360	231,543
Less: impairment of disposal group*	(258,760)	-
Total assets of discontinued operations, net	10,600	231,543

LIABILITIES OF DISCONTINUED OPERATIONS
Current liabilities
Accounts payable	3,308	-
Total current liabilities	3,308	-

Non-current liabilities
Other liabilities	-	59,408
Total non-current liabilities	-	59,408

Total liabilities of discontinued operations	3,308	59,408

*	In connection with the discontinued operation of mining machine business, the Company measured the disposal group at its fair value less costs to sell and accordingly recorded impairment of JPY258,760 in the fourth quarter of 2022.